Goodwill and Intangible Assets - Schedule of Goodwill Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 254	$ 262
Goodwill acquired	5,151
Goodwill adjustment	(9)
Effect of foreign exchange rates	(33)	(8)
Ending balance	$ 5,363	$ 254